Net loss per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (199,580)	$ (28,541)	¥ (138,384)	¥ (222,776)
Net (income) loss attributable to non-controlling interests	(23,374)	(3,342)	1,990	(9,677)
Net income attributable to redeemable non-controlling interests	(19,146)	$ (2,738)	(48,804)	(45,969)
Net loss attributable to ordinary shareholders of Baozun Inc. | ¥	¥ (242,100)		¥ (185,198)	¥ (278,422)
Net loss per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ (1.4)	$ (0.2)	¥ (1.03)	¥ (1.56)
Diluted | (per share)	(1.4)	(0.2)	(1.03)	(1.56)
Net loss per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	(4.19)	(0.6)	(3.09)	(4.68)
Diluted | (per share)	¥ (4.19)	$ (0.6)	¥ (3.09)	¥ (4.68)
Weighted average number of ordinary shares
Basic	173,480,754	173,480,754	179,678,986	178,549,849
Diluted	173,480,754	173,480,754	179,678,986	178,549,849